Shareholders’ equity (deficiency) - Schedule of Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding, beginning balance (in shares)	20,457,660
Granted (in shares)	3,222,786
Exercised (in shares)	7,391,891
Forfeited (in shares)	560,379
Options outstanding, ending balance (in shares)	15,728,176	20,457,660
Exercisable (in shares)	11,441,966
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options outstanding, Weighted average exercise price per share, beginning balance (in USD per share)	$ 2,990
Granted, Weighted average exercise price per share (in USD per share)	6,440
Exercised, Weighted average exercise price per share (in USD per share)	2,580
Forfeited, Weighted average exercise price per share (in USD per share)	4,670
Options outstanding, Weighted average exercise price per share, ending balance (in USD per share)	3,830	$ 2,990
Exercisable, Weighted average exercise price per share (in USD per share)	$ 3,070.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Options outstanding, Weighted average remaining contractual term	6 years 2 months 23 days	6 years 4 months 20 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	5 years 3 months